Loans and Borrowings - Schedule of Company’s Outstanding Loans and Borrowings (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Company’s Outstanding Loans and Borrowings [Abstract]
2026	$ 256,713	$ 199,637
2027	256,713	199,637
2028	126,349	98,257
Thereafter
Total loans and borrowings	639,775	497,531
Less: Imputed interest	(63,024)	(49,012)
Present value of loans and borrowings	$ 576,751	$ 448,519	$ 835,800